Income Tax (Details 2)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
US federal statutory income tax rate	(21.00%)	(34.00%)
State tax - net of benefit	(7.00%)	(7.00%)
Non-deductible expenses, net of federal benefit	7.00%	7.00%
Increase in valuation allowance	21.00%	34.00%
Income tax expense